Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (Note 1)	¥ 630,193	¥ 633,613
Short-term investments (Note 2)	3,206	20,651
Trade receivables, net (Note 3)	641,458	588,001
Inventories (Note 4)	560,736	501,895
Prepaid expenses and other current assets (Notes 6, 12 and 17)	264,155	313,019
Total current assets	2,099,748	2,057,179
Noncurrent receivables (Note 18)	29,297	29,476
Investments (Note 2)	73,680	67,862
Property, plant and equipment, net (Notes 5 and 6)	1,194,976	1,219,652
Intangible assets, net (Notes 7 and 8)	446,268	241,208
Goodwill (Notes 7 and 8)	936,424	478,943
Other assets (Notes 6, 11 and 12)	358,136	333,453
Total assets	5,138,529	4,427,773
Current liabilities:
Short-term loans and current portion of long-term debt (Note 9)	1,850	688
Trade payables (Note 10)	372,269	278,255
Accrued income taxes (Note 12)	30,514	47,431
Accrued expenses (Notes 11 and 18)	304,901	317,653
Other current liabilities (Notes 1, 5, 12 and 17)	273,835	171,302
Total current liabilities	983,369	815,329
Long-term debt, excluding current installments (Notes 9 and 19)	611,289	881
Accrued pension and severance cost (Note 11)	407,200	296,262
Other noncurrent liabilities (Note 7 and 12)	142,049	130,838
Total liabilities	2,143,907	1,243,310
Commitments and contingent liabilities (Note 18)
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2016 and 2015	174,762	174,762
Additional paid-in capital	401,385	401,358
Legal reserve (Note 13)	66,558	65,289
Retained earnings (Note 13)	3,350,728	3,365,158
Accumulated other comprehensive income (loss) (Note 14)	(199,881)	(29,742)
Treasury stock, at cost; 241,695,310 shares in 2016 and 241,690,840 shares in 2015	(1,010,423)	(1,010,410)
Total Canon Inc. shareholders' equity	2,783,129	2,966,415
Noncontrolling interests	211,493	218,048
Total equity	2,994,622	3,184,463
Total liabilities and equity	¥ 5,138,529	¥ 4,427,773